Inventories	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
INVENTORIES

 Note 4 – INVENTORIES

As of December 31, 2018 and 2017, inventories consisted of the following:

	December 31, 2018	December 31, 2017
Raw materials	$857,462	$2,392,731
Work in progress	2,313,763	4,106,837
Finished goods	1,448,854	2,635,764
Total	4,620,079	9,135,332
Inventory write-down	(1,668,508)	-
Inventories, net	$2,951,571	$9,135,332

The work in progress and finished goods held by third parties were $919,390 and $0 as of December 31, 2018, respectively. The work in progress and finished goods held by third parties were $1,356,461 and $212,063 as of December 31, 2017, respectively.

The Company recorded write-down of potentially obsolete or slow-moving inventories of $1,501,510 and lower of cost or market adjustment of $166,998 for the year ended December 31, 2018.